Trade and other payables	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Trade payables	718	554
Sales rebates and reserves	441	402
Short‑term employee benefits	197	212
Other payables	158	99
Total trade and other payables	1,515	1,267
The carrying amounts of trade and other payables approximate their respective fair values. Trade payables correspond primarily to research & development, commercial and manufacturing activities and include accrued expenses related to these activities.
Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company.
The following table summarizes the movement in the sales rebates and reserves:

(in millions of $)	Rebates and chargebacks	Distribution fees and product returns	Total sales rebates and reserves
Balance on January 1, 2026	368	34	402
Current estimate related to the sales made in the current period	628	108	736
Adjustment for prior year sales	(44)	–	(45)
Credits or payments	(551)	(101)	(651)
Foreign currency translation differences	(1)	–	(1)
Balance on June 30, 2026	400	41	441